Segmented Information (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of geographical areas [abstract]
Schedule of Geographic Segments

The Company’s geographic segments are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	December 31, 2020
Equipment
Canada	5	6
Greenland	7	15
Total	13	21

	March 31, 2021	December 31, 2020
Exploration and evaluation assets
Canada	2,564	2,538
Greenland	36,604	36,565
Total	39,168	39,103